FINANCIAL ASSETS AND LIABILITIES - Adjustment factor (Details) $ / shares in Units, R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 BRL (R$) $ / shares	Dec. 31, 2021 BRL (R$) $ / shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
FINANCIAL ASSETS AND LIABILITIES
Total financial assets	R$ 389,438	R$ 2,601,027
Total financial liabilities		(578,626)
Itaipu
FINANCIAL ASSETS AND LIABILITIES
Reimbursement obligation - Union - Non - current liabilities		(283,559)
Total	389,438	(149,761)
Itaipu | Binacional adjustment factor
FINANCIAL ASSETS AND LIABILITIES
Regulatory Asset - Current Asset	1,738,746	2,837,610	$ 333,240	$ 508,487
Regulatory Asset - Non-current Asset		306,339		54,895
Total financial assets	1,738,746	3,143,949	333,240	563,382
Reimbursement obligation - Union - Current liabilities	(1,349,308)	(2,162,803)	(258,602)	(387,564)
Reimbursement obligation - Union - Non - current liabilities		(283,559)		(50,812)
Total financial liabilities	(1,349,308)	(2,446,362)	(258,602)	(438,376)
Total	R$ 389,438	R$ 697,587	$ 74,638	$ 125,006
Adopted rate | $ / shares	R$ 5.22	R$ 5.58